CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,834,962	$ 434,477	¥ 653,859
Restricted cash	170	26	34,843
Prepaid expenses and other current assets	211,448	32,406	66,311
Amounts due from a related party			2,611
Total current assets	3,046,580	466,909	757,624
Non-current assets
Property and equipment, net	105,223	16,126	65,169
Right-of-use assets	200,157	30,675	78,637
Other non-current assets	37,782	5,790	16,859
TOTAL ASSETS	3,389,742	519,500	918,289
Current liabilities
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the Group of RMB9,000 and nil as of December 31, 2019 and 2020, respectively)			85,000
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB151,413 and RMB213,481 as of December 31, 2019 and 2020, respectively)	539,787	82,725	309,031
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to the Group of RMB224,092 and RMB571,827 as of December 31, 2019 and 2020, respectively)	596,307	91,388	243,521
Operating lease liabilities, current (including operating lease liabilities, current of the consolidated VIEs without recourse to the Group of RMB28,179 and RMB46,835 as of December 31, 2019 and 2020, respectively)	69,409	10,637	43,152
Total current liabilities	1,205,503	184,750	680,704
Non-current liabilities
Deferred revenue, non-current (including deferred revenue, non- current of the consolidated VIEs without recourse to the Group of RMB652 and RMB1,982 as of December 31, 2019 and 2020, respectively)	1,982	304	652
Operating lease liabilities, non-current (including operating lease liabilities, non-current of the consolidated VIEs without recourse to the Group of RMB18,325 and RMB56,427 as of December 31, 2019 and 2020, respectively)	118,107	18,101	21,282
TOTAL LIABILITIES	1,325,592	203,155	702,638
Commitments and Contingencies (Note 17)
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			4,675,579
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares			37
Additional paid-in capital	10,653,403	1,632,705
Accumulated other comprehensive income	49,614	7,604	88,216
Accumulated deficit	(8,639,180)	(1,324,012)	(4,602,437)
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	2,064,150	316,345	(4,459,928)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	3,389,742	519,500	918,289
Series B Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			330,817
Series B+ Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			516,469
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			504,721
Series D Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			1,227,905
Series E Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
TOTAL MEZZANINE EQUITY			2,095,667
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares	275	42
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	275	42
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares	38	6
TOTAL SHAREHOLDERS' (DEFICIT) EQUITY	¥ 38	$ 6
Series A Convertible Preferred Shares
SHAREHOLDERS' (DEFICIT) EQUITY
Series A convertible preferred shares (US$0.0001 par value; 22,257,215 and nil shares authorized as of December 31, 2019 and 2020, respectively, 17,085,275 and nil issued and outstanding as of December 31, 2019 and 2020, respectively)			¥ 54,256